Interests in Subsidiaries	12 Months Ended
Dec. 31, 2023
Interests in Subsidiaries [Abstract]
Interests in Subsidiaries

Note 28. Interests in subsidiaries

The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiary in accordance with the accounting policy described in note 2:

		Ownership interest
	Principal place of business /	2023	2022
Name	Country of incorporation	%	%

Mobilicom Ltd (“Mobilicom Israel”)	Israel	100.00%	100.00%
Mobilicom Inc (*)	United States	100.00%	100.00%

(*)	Incorporated on December 28, 2022, in Delaware